Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) share $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares
Disclosure of classes of share capital [line items]
NCIB description	In December 2019, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2019 NCIB program, Osisko may acquire up to 13,681,732 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	In December 2018, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the 2018 NCIB program, Osisko could acquire up to 10,459,829 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.
Daily purchases of common shares, limit | shares	126,674	71,940
Average daily trading volume | shares	506,698	287,760
Purchased of cancellation share under 2017 NCIB program | shares		1,860,299
Purchased of cancellation shares value under 2017 NCIB program | $		$ 23,100
Purchased of cancellation share under 2018 NCIB program | shares	983,900	849,480
Purchased of cancellation shares value under 2018 NCIB program | $	$ 11,800	$ 9,800
Average acquisition price per share | $ / shares	$ 12.02	$ 12.16
Total purchased of cancellation shares of NCIB program | shares		2,709,779
Total purchased of cancellation shares value of NCIB program | $		$ 32,900
Accounts payable and accrued liabilities | $		1,700
Accordion feature | $	$ 100,000	$ 100,000
Common shares acquired and cancelled through share repurchase | shares	12,385,717
Amount of Common shares acquired and cancelled through share repurchase | $	$ 174,639
Dividend reinvestment plan [Member]
Disclosure of classes of share capital [line items]
Common shares elected to participate in dividend reinvestment plan | shares	6,666,723
Dividends payable | $	$ 300
Shares issued under dividend reinvestment plan | shares	198,609	310,492
Discount under dividend reinvestment plan	3.00%	3.00%
Dividend reinvestment plan [Member] | January 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Shares issued under dividend reinvestment plan | shares	28,351
Discount under dividend reinvestment plan	3.00%
Share repurchase and secondary offering [Member]
Disclosure of classes of share capital [line items]
Common shares acquired and cancelled through share repurchase | shares	12,385,717
Amount of Common shares acquired and cancelled through share repurchase | $	$ 174,600
Cash payment for common shares acquired and cancelled through share repurchase | $	129,500
Direct transfer of investments in associates and other investments for common shares acquired and cancelled through share repurchase | $	$ 45,100
Percentage of reduction in basic common shares outstanding	8.00%
Share repurchase and secondary offering [Member] | First tranche [Member]
Disclosure of classes of share capital [line items]
Common shares acquired and cancelled through share repurchase | shares	7,319,499
Amount of Common shares acquired and cancelled through share repurchase | $	$ 103,200
Share repurchase and secondary offering [Member] | Second tranche [Member]
Disclosure of classes of share capital [line items]
Common shares acquired and cancelled through share repurchase | shares	5,066,218
Amount of Common shares acquired and cancelled through share repurchase | $	$ 71,400
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | share	157,469,361
Amount of Common shares acquired and cancelled through share repurchase | $	$ 128,516
Share capital [Member] | Share repurchase and secondary offering [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | share	7,850,000
Secondary offering price | $ / shares	$ 14.10
Additional common shares issued during period | shares	1,177,500